UTA CAPITAL LLC TRANSACTION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 Second Warrant	Sep. 07, 2012 Second Warrant	Dec. 31, 2012 Uta	Sep. 30, 2012 Uta	Sep. 07, 2012 Uta	Sep. 30, 2011 Uta	Sep. 01, 2011 Uta	Dec. 31, 2012 Uta Second Warrant	Sep. 07, 2012 Uta Second Warrant
Class of Warrant or Right [Line Items]
Secured debt								$ 3,000		$ 3,000
Debt instrument, maturity date						Mar. 01, 2014					Apr. 01, 2014
Debt instrument, interest rate, stated percentage										8.00%		8.00%
Debt Instrument, Annual Principal Payment										1,000		1,500
Number of additional shares entitled to be purchased							300,000			476,113		300,000
Common stock, par or stated value per share	$ 0.001 [1]	$ 0.001	[1]							$ 0.001
Class of warrant or right percentage of outstanding shares										12.00%
Class of warrant or right, exercise price of warrants or rights									1.00	1.00		1.30
Derivatives liabilities- warrants		799			872					828
Derivative, gain (loss) on derivative, net				129		331
Classification of warrant derivatives to equity	1,105
Common stock shares pledged	1,000,000
Debt instrument, face amount								$ 3,000				$ 3,000

[1]	Giving retrospective effect to the reverse split - see Note 19.